Short-Term Bank Credit and Short-Term Loans	12 Months Ended
Dec. 31, 2011
Short-Term Bank Credit and Short-Term Loans and Long-Term Debt [Abstract]
SHORT-TERM BANK CREDIT AND SHORT-TERM LOANS

NOTE 12: — SHORT-TERM BANK CREDIT AND SHORT-TERM LOANS

Classified by currency, linkage terms and interest rates, the credit and loans are as follows:

	Weighted - average interest rate		Amount
	December 31,		December 31,
	2011	2010	2011	2010
Short-term bank credit and short-term loans:
In, or linked to, U.S. dollars (1)	0.00%	1.78%	$—	$14,885

			—	14,885
Reclass from long-term debt, included in the above amounts (1)			—	14,885

Total short-term loans			$—	$—

Total authorized credit lines and short-term loans			$—	$5,000

Unutilized credit lines			$—	$5,000

Weighted-average interest rates at the end of the year for all loans	0.00%	1.78%

(1)	Represents long-term debt reclassified as short-term due to covenant defaults at December 31, 2010.